Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Reverse stock splits and Shareholders' Equity [Abstract]
Shareholders' Equity
15.	Shareholders’ Equity

On January 13, 2015, the Company received a letter from NASDAQ notifying that it was provided an additional 180 calendar day period, or until July 13, 2015, to regain compliance with the minimum $1 bid price per share requirement. The Company’s eligibility for the additional period was based on meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the NASDAQ Capital Market with the exception of the bid price requirement, and the Company’s written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If at any time during this additional time period the closing bid price of the Company’s common stock is at least $1 per share for a minimum of 10 consecutive business days, NASDAQ will provide written confirmation of compliance and this matter will be closed. If compliance cannot be demonstrated by July 13, 2015, NASDAQ will provide written notification that the Company’s common stock will be delisted. At that time, the Company may appeal NASDAQ’s determination to a Hearings Panel (the “Panel”). If the Company appeals, it will be asked to provide a plan to regain compliance to the Panel.

On July 13, 2015, NASDAQ notified the Company that it had regained compliance with Listing Rule 5550(a)(2), which requires a minimum bid price of $1.00 for continued listing on the NASDAQ Stock Market and that the matter was closed.

On September 18, 2015, the Company received from The NASDAQ Stock Market a letter, dated September 14, 2015, stating that, for the previous 30 consecutive business days, the bid price of the Company’s common stock closed below the minimum $1.00 per share. This is a requirement for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Marketplace Rule 5550(a)(2) (the “Minimum Bid Price Rule”). The NASDAQ letter has no immediate effect on the listing of the Company’s common stock, which will continue to trade on the NASDAQ Capital Market under the symbol “FREE”. In accordance with NASDAQ Marketplace Rule 5810(c)(3)(A), the Company has a grace period of 180 calendar days, which expires on March 14, 2016 (the “Compliance Period”), to regain compliance with the “Minimum Bid Price Rule”, by maintaining a closing bid price of at least $1.00 per share for a minimum of ten consecutive business days during the Compliance Period. In the event the Company does not regain compliance, the Company may be eligible for an additional grace period of 180 calendar days if it satisfies the continued listing requirement for market value of publicly held shares and all other initial listing standards (with the exception of the Bid Price Rule) for listing on the NASDAQ Capital Market, and submits a timely notification to NASDAQ of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split of the shares of its Common Stock, if necessary. If the Company meets these requirements, the NASDAQ will inform the Company that it has been granted an additional 180 calendar days. However, if it appears to NASDAQ’s Staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, the NASDAQ will provide notice that its securities will be subject to delisting. At that time, the Company may also appeal NASDAQ’s delisting determination to a NASDAQ Hearings Panel. The Company intends to evaluate available options to resolve the deficiency and regain compliance with the Minimum Bid Price Rule.

Effective January 15, 2016, the Company effectuated a 60-to-1 reverse stock split on its issued and outstanding common stock (Note 14).

On March 2, 2016, the Company received notice from the Staff indicating that unless the Company timely requests a hearing before the Panel, its securities would be subject to delisting from The NASDAQ Capital Market based upon its non-compliance with the minimum bid price requirement, as set forth in NASDAQ Listing Rule 5550(a)(2), and concerns raised by the Staff, pursuant to the Staff’s discretionary authority under NASDAQ Listing Rule 5101, regarding the Company’s ability to remedy the bid price deficiency in light of dilution that may occur from financing transactions. The Company requested a hearing before the Panel, at which hearing it presented its plan to regain and sustain compliance with the bid price requirement and otherwise address the Staff’s concerns in connection therewith. The Company’s request for a hearing stayed any delisting action and the Company’s common stock continued to trade on The NASDAQ Capital Market pending the issuance of the Panel’s decision following the hearing.

At the Special Meeting of the Company’s shareholders held on April 8, 2016, the shareholders approved the following three proposals:

1) granted discretionary authority to the Company’s board of directors to first, (A) amend the Amended and Restated Articles of Incorporation of the Company to effect one or more consolidations of the issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio within the range from 1-for-2 up to 1-for-200 (the “Reverse Stock Split”) and (B) determine whether to arrange for the disposition of fractional interests by shareholder entitled thereto, to pay in cash the fair value of fractions of a share of common stock as of the time when those entitled to receive such fractions are determined, or to entitle shareholder to receive from the Company’s transfer agent, in lieu of any fractional share, the number of shares of common stock rounded up to the next whole number, provided that, (X) that the Company shall not effect Reverse Stock Splits that, in the aggregate, exceeds 1-for-200, and (Y) any Reverse Stock Split is completed no later than the first anniversary of the date of the special meeting;

2) ratified the potential issuance of more than 20% of the Company’s issued and outstanding common stock at a price that is less than the greater of book or market value in accordance with (i) a securities purchase agreement between the Company and MTR3S Holding Ltd., dated March 1, 2016; (ii) a debt settlement agreement and release between the Company and Intermodal Shipbrokers Co., dated January 19, 2016; (iii) a securities purchase agreement between the Company and Mordechai Vizel, dated January 19, 2016; (iv) a securities purchase agreement between the Company and Alpha Capital Anstalt, dated January 6, 2016; (v) a debt settlement agreement between the Company and Sichenzia Ross Friedman Ference LLP, dated October 7, 2015; and (vi) a securities purchase agreement between the Company and Service Trading Company, LLC, dated August 20, 2015; and

3) approved the potential issuance of more than 20% of the Company’s issued and outstanding common stock at a price that is less than the greater of book or market value in accordance with the following potential future transactions: (i) one or multiple purchase agreements for the sale of common stock or securities convertible into common stock up to $2 million for working capital at a discount to the market price of up to 50%, to be entered into within 180 days of the Special Meeting, (ii) one or multiple debt settlement agreements for the sale of common stock or securities convertible into common stock of up to $6 million for the settlement of trade or bank debt at a discount to the market price of up to 50%, to be entered into within 180 days of the Special Meeting, and (iii) a purchase agreement for the sale of common stock or securities convertible into common stock up to $15 million for asset acquisitions at a discount to the market price of up to 65%, to be entered into within 180 days of the Special Meeting.

Effective April 14, 2016, the Company effectuated a 200-to-1 reverse stock split on its issued and outstanding common stock (Note 14).

On April 21, 2016, the Company was notified by The NASDAQ Stock Market LLC (“NASDAQ”) that its pending appeal before the NASDAQ Listing Qualifications Hearing Panel had been denied, and that trading in the Company’s common stock was suspended on NASDAQ effective with the open of business on Monday April 25, 2016. The Company has been approved for trading on the OTCQB® Venture Market, operated by OTC Markets Group Inc., and its common stock began trading on OTCQB effective April 25, 2016 under its current trading symbol “FREEF.”

On August 30, 2016, the Company received a letter from OTCQB that the Company’s (FREEF) bid price closed below $0.01 for more than 30 consecutive calendar days and no longer meets the Standards for Continued Eligibility for OTCQB as per the OTCQB Standards, section 2.3(2). To remain eligible for trading on the OTCQB marketplace, the Company must have proprietary priced quotations published by a Market Maker in OTC Link with a minimum closing bid price of $0.01 per share on at least one of the prior thirty consecutive calendar days. In the event that the minimum closing bid price for the Company’s common stock falls below $0.01 per share, a grace period of 180 calendar days to regain compliance shall begin, during which the minimum closing bid price for the Company’s common stock must be $0.01 or greater for ten consecutive trading days; Pursuant to these OTCQB Standards, the Company has been granted a period of 180 calendar days in which to regain compliance with Section 2.3.(2). The grace period expires February 26, 2017 and at that time if the Company’s bid price has not closed at or above $0.01 for any ten consecutive trading days then the security will be removed from the OTCQB. (please see Note 18)

On March 15, 2017, the Company has received a note from OTCQB that the Company has cured its previous bid price deficiency.

At the Annual Meeting of the Company’s shareholders held on December 22, 2016, the shareholders approved the following:

(i) elected Mr. Dimitris Papadopoulos to the Board of Directors for a three year term; (ii) ratified the appointment of RBSM LLP, as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2016; (iii) granted discretionary authority to the Company’s board of directors to (A) amend the Amended and Restated Articles of Incorporation of the Corporation to effect one or more consolidations of the issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio within the range from 1-for-2 up to 1-for-10,000 (the “Reverse Stock Split”) and (B) determine whether to arrange for the disposition of fractional interests by shareholder entitled thereto, to pay in cash the fair value of fractions of a share of common stock as of the time when those entitled to receive such fractions are determined, or to entitle shareholder to receive from the Corporation’s transfer agent, in lieu of any fractional share, the number of shares of common stock rounded up to the next whole number, provided that, (X) that the Corporation shall not effect Reverse Stock Splits that, in the aggregate, exceeds 1-for-10,000, and (Y) any Reverse Stock Split is completed no later than the first anniversary of the date of the Annual Meeting; and (iv) approved an amendment to the Amended and Restated Articles of Incorporation of the Company to increase the Company’s authorized shares of common stock from 750,000,000 to 10,000,000,000.

Following the Annual Meeting of the Company’s shareholders, on December 22, 2016, the Company increased its authorized shares of common stock from 750,000,000 to 10,000,000,000.

As of December 31, 2016, pursuant to the full conversion of the convertible notes (Note 9), the Company has issued to note holders of fully convertible debt 76,664 shares of common stock in the aggregate.

As of December 31, 2016, pursuant to the cashless exercise formula set forth in the Series A, B & C warrants, the Company has issued to warrant holders 23,020 shares of common stock in the aggregate (Note 12).

8,160 shares of Series D Preferred Stock are outstanding as of December 31, 2016.

Common Stock Dividends

During the year ended December 31, 2016, 2015 and 2014, the Company did not declare or pay any dividends.